Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Long Term Debt [Abstract]
Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding

The following is a summary of long-term debt outstanding at December 31, 2018, and 2017 (all capitalized terms used in the table below relating to such long-term debt are defined below in this note):

In thousands of U.S. Dollars (except as noted)	Interest rate	December 31, 2018, Principal outstanding balance in currency of borrowing	December 31, 2018 Carrying amount in USD	December 31, 2017, Principal outstanding balance in currency of borrowing	December 31, 2017 Carrying amount in USD
Revolving Facility	5.64%	—	—	—	—
USD First Lien Term Loan	5.89%	3,557,125	3,479,823	—	—
EUR First Lien Term Loan	3.75%	850,000	951,980	—	—
Senior Notes	7.00%	1,000,000	980,008	—	—
Loan payable to non-controlling interests	0.00%	49,936	35,147	—	—
Previous USD first lien term loan	5.32%	—	—	1,895,654	1,848,397
Previous EUR first lien term loan	3.25%	—	—	382,222	453,540
USD second lien term loan	8.69%	—	—	95,000	56,632
Total long-term debt			5,446,958		2,358,569
Current portion			35,750		4,990
Non-current portion			5,411,208		2,353,579

Disclosure of Interest Outstanding on the Long Term Debt

During the year ended December 31, 2018, the Corporation incurred the following interest on its then-outstanding long-term debt excluding its loan payable to non-controlling interests which is non-interest bearing:

In thousands of U.S. Dollars	Effective interest rate *	Interest	Interest Accretion	Total Interest
Revolving Facility	5.66%	4,006	699	4,705
USD First Lien Term Loan	6.54%	75,988	7,799	83,787
EUR First Lien Term Loan	4.26%	17,792	1,365	19,157
Senior Notes	7.47%	33,250	1,000	34,250
Previous USD first lien term loan **	6.07%	42,885	112,135	155,020
Previous EUR first lien term loan **	3.87%	9,693	41,502	51,195
USD second lien term loan **	13.78%	2,216	4,643	6,859
Total		185,830	169,143	354,973

During the year ended December 31, 2017, the Corporation incurred the following interest on its then-outstanding long-term debt:

In thousands of U.S. Dollars	Effective interest rate	Interest	Interest Accretion	Total Interest
Previous USD first lien term loan	5.54%	76,851	11,817	88,668
Previous EUR first lien term loan	4.37%	16,824	1,271	18,095
USD second lien term loan	16.05%	14,340	5,179	19,519
Total		108,015	18,267	126,282

* The effective interest rate calculation excludes the impact of the debt extinguishments in respect of the April 2018 Amend and Extend and the repayment of the previous first lien term loans as well as the impact of the Swap Agreements.

** Interest accretion for the year ended December 31, 2018 includes a loss on debt extinguishment of $147.0 million included within net financing charges in respect of the amendment and extension and subsequent repayment of the Corporation’s prior first lien term loans.

Disclosure of the Movement of the Corporation's Long-Term Debt Balance

The Corporation’s debt balance for the year ended December 31, 2018 was as follows:

In thousands of U.S. Dollars	Opening Balance	Adjustment on adoption of IFRS 9	New debt	Debt repayments	Adjustments to amortized cost *	Interest Accretion **	Translation	Closing
Revolving Facility	—	—	100,000	(100,000)	(699)	699	—	—
USD First Lien Term Loan	—	—	3,575,000	(17,875)	(85,101)	7,799	—	3,479,823
EUR First Lien Term Loan	—	—	999,535	—	(23,823)	1,365	(25,097)	951,980
Senior Notes	—	—	1,000,000	—	(20,992)	1,000	—	980,008
Loan payable to non-controlling interests	—	—	52,357	(6,167)	(8,517)	—	(2,526)	35,147
Previous USD first lien term loan	1,848,397	(46,894)	268,921	(2,164,575)	(17,984)	112,135	—	—
Previous EUR first lien term loan	453,540	(30,725)	144,627	(585,450)	(5,077)	41,502	(18,417)	—
USD second lien term loan	56,632	33,725	—	(95,000)	—	4,643	—	—
Total	2,358,569	(43,894)	6,140,440	(2,969,067)	(162,193)	169,143	(46,040)	5,446,958

The Corporation’s debt balance for the year ended December 31, 2017 was as follows:

In thousands of U.S. Dollars	Opening Balance	New debt	Debt repayments	Adjustments to amortized cost *	Interest Accretion **	Translation	Closing
Previous USD first lien term loan	1,965,928	—	(125,442)	(3,906)	11,817	—	1,848,397
Previous EUR first lien term loan	296,198	103,973	(3,444)	(829)	1,271	56,371	453,540
USD second lien term loan	166,453	—	(115,000)	—	5,179	—	56,632
Total	2,428,579	103,973	(243,886)	(4,735)	18,267	56,371	2,358,569

* Adjustments to amortized cost includes transaction costs incurred on the issuance or incurrence of each of the financial instruments and, with respect to the Senior Notes (as defined below), the bifurcation of embedded features in 2018 as described below and debt forgiveness in relation to the loan payable to non-controlling interests. In addition, unamortized deferred financing costs of $6.8 million were reclassified to prepaid expenses and other non-current assets on the consolidated statements of financial position following the repayment of $100.0 million previously drawn on the Revolving Facility.

** Interest accretion represents interest expense calculated at the effective interest rate less interest expense calculated at the contractual interest rate and is recorded in net financing charges in the consolidated statements of (loss) earnings.

Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years

As at December 31, 2018, the contractual principal repayments of the Corporation’s outstanding long-term debt over the next five years amount to the following:

In thousands of U.S. Dollars	<1 Year	1-2 Years	2-3 Years	3-4 Years	4-5 Years	>5 Years
Revolving Facility	—	—	—	—	—	—
USD First Lien Term Loan	35,750	35,750	35,750	35,750	35,750	3,378,375
EUR First Lien Term Loan	—	—	—	—	—	973,803
Senior Notes	—	—	—	—	—	1,000,000
Loan payable to non-controlling interests	—	35,147	—	—	—	—
Total	35,750	70,897	35,750	35,750	35,750	5,352,178